SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments Related to Tax Withholding for Share-based Compensation		$ 5.7	$ 5.0	$ 1.2
Cumulative Effect of New Accounting Principle in Period of Adoption		206.6
Provision for income taxes		26.6	$ 5.0	$ 64.4
Operating Leases, Future Minimum Payments Due		36.8
Accounting Standards Update 2016-16 [Member] | New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Provision for income taxes		$ 39.2
Earnings Per Share, Basic		$ (0.31)
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Leases, Future Minimum Payments Due		$ 40.0
Operating Leases, Future Minimum Payments, Present Value of Net Minimum Payments		30.0
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 206.6
Scenario, Forecast [Member] | Accounting Standards Update 2018-02 [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 40.0
Scenario, Forecast [Member] | Accounting Standards Update 2018-02 [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 50.0